Information about financial instruments - Schedule of Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	$ 87,538	$ 79,434	$ 56,755
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	33,934	27,155	27,129
1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	37,384	15,481	17,499
2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	12,528	32,033	10,356
3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,348	4,317	788
4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,037	375	542
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,307	73	441
Research project financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	6,032	5,389	3,845
Research project financing | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	739	238	899
Research project financing | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,252	973	1,246
Research project financing | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,601	2,043	671
Research project financing | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	368	1,687	291
Research project financing | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	72	375	297
Research project financing | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	73	441
Interest-bearing receivables financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	4,068	10,295	7,413
Interest-bearing receivables financing | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	4,068	10,295	7,413
Interest-bearing receivables financing | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Government loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,173	1,695	2,431
Government loans | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	478	499	656
Government loans | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	466	487	523
Government loans | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	229	475	510
Government loans | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	234	497
Government loans | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	245
Government loans | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt and accrued interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	40,779	31,220	24,905
Convertible debt and accrued interest | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	7,863	0	0
Convertible debt and accrued interest | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	26,792	7,863	15,730
Convertible debt and accrued interest | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	6,124	23,357	9,175
Convertible debt and accrued interest | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt and accrued interest | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt and accrued interest | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Venture debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	14,435	16,769
Venture debt | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	6,042	2,057
Venture debt | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	6,042	6,158
Venture debt | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,351	6,158
Venture debt | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	2,396
Venture debt | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0
Venture debt | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0
Lease liability
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	6,204
Lease liability | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,147
Lease liability | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	832
Lease liability | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	973
Lease liability | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	980
Lease liability | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	965
Lease liability | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,307
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	10,307	9,412	13,023
Trade payables | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	9,057	9,412	13,023
Trade payables | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,000	0	0
Trade payables | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	250	0	0
Trade payables | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	4,540	4,654	5,138
Other current liabilities | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	4,540	4,654	5,138
Other current liabilities | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	$ 0	$ 0	$ 0